Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2017 and 2016 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2016	$1,645	$588	$57	$5	$152	$2,447
Impact of foreign exchange	3	—	(2)	—	1	2
Balance at December 31, 2016	$1,648	$588	$55	$5	$153	$2,449
Impact of foreign exchange and other	6	5	9	—	3	23
Balance at December 31, 2017	$1,654	$593	$64	$5	$156	$2,472

Other Intangible Assets and Related Accumulated Amortization

As of December 31, 2017, and 2016, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2017			2016
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$328	$199	$129	$316	$168	$148
Patents, concessions and licenses and other	5-25	1,834	1,444	390	1,649	1,284	365
		2,162	1,643	519	1,965	1,452	513
Other intangible assets not subject to amortization:
Trademarks		273	—	273	274	—	274
Total Other intangible assets		$2,435	$1,643	$792	$2,239	$1,452	$787